Investment Securities - Amortized Cost and Estimated Fair Values of Investment Securities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	$ 204,313,000	$ 173,190,000
Available-for-sale securities, Gross Unrealized Gains	1,543,000	5,133,000
Available-for-sale securities, Gross Unrealized Losses	(5,901,000)	(115,000)
Available-for-sale securities, Fair Value	199,955,367	178,207,974
U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	50,598,000	47,101,000
Available-for-sale securities, Gross Unrealized Gains	18,000	201,000
Available-for-sale securities, Gross Unrealized Losses	(2,170,000)	(7,000)
Available-for-sale securities, Fair Value	48,446,000	47,295,000
States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	60,049,000	48,393,000
Available-for-sale securities, Gross Unrealized Gains	1,421,000	3,692,000
Available-for-sale securities, Gross Unrealized Losses	(1,056,000)	(55,000)
Available-for-sale securities, Fair Value	60,414,000	52,030,000
Mortgage-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	93,501,000	77,513,000
Available-for-sale securities, Gross Unrealized Gains	72,000	1,218,000
Available-for-sale securities, Gross Unrealized Losses	(2,673,000)	(53,000)
Available-for-sale securities, Fair Value	90,900,000	78,678,000
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	165,000	183,000
Available-for-sale securities, Gross Unrealized Gains	32,000	22,000
Available-for-sale securities, Gross Unrealized Losses	(2,000)
Available-for-sale securities, Fair Value	$ 195,000	$ 205,000